Commitments and Contingencies - Additional Information (Detail) - USD ($)		3 Months Ended	11 Months Ended
	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Line Items]
Under writing discount per unit cash paid		$ 0.20	$ 0.20
Payments for underwriting expense		$ 8,280,000	$ 8,280,000
Under writing deferred fee per unit		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 14,490,000	$ 14,490,000
Description of Business Acquisition Planned Restructuring Activities	(a) All shares of common stock and preferred stock of the Company and all vested options exercisable for common stock of the Company, in each case, outstanding immediately prior to the effective time of the First Merger, will be cancelled in exchange for the right to receive, at the election of the holders thereof, a number of shares of common stock, par value $0.0001 per share, of HEC (“HEC Common Stock”) or a combination of shares of HEC Common Stock and cash, in each case, as adjusted pursuant to the Merger Agreement, which in the aggregate with the options to acquire common stock of the Company to be assumed by HEC in exchange for options to acquire HEC Common Stock, will equal to the Merger Consideration; (b) The maximum amount of cash (the “Closing Cash Consideration”) that may be paid to pre-closing holders of the Company’s stock and vested options pursuant to the foregoing is equal to (i) the amount of cash held by HEC in its trust account (after reduction for the aggregate amount of cash payable in respect of any HEC stockholder redemptions), plus (ii) the amounts received by HEC upon consummation of the PIPE Investment and the transactions contemplated under the HEC Forward Purchase Agreement (each as defined below), minus (iii) $250,000,000, minus (iv) the transaction expenses of the parties to the Merger Agreement; (c) The maximum number of shares of HEC Common Stock that may be issued to pre-closing holders of the Company’s stock and options, including HEC Common Shares underlying any assumed options, pursuant to the foregoing is equal to a number determined dividing (a) (i) the Merger Consideration minus (ii) the Closing Cash Consideration, minus (iii) the Sponsor Share Amount, minus (iv) the transaction expenses of the parties to the Merger Agreement, by (b) $10.00
Stock Issued during Period New Shares, Shares			41,400,000
Common Stock | Subscription Agreement | PIPE Investor
Commitments And Contingencies Disclosure [Line Items]
Stock Issued during Period New Shares, Shares	30,000,000
Proceeds from Issuance of Common Stock	$ 300,000,000